Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value, by Balance Sheet Grouping
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of March 31, 2024
		Estimated fair value
	Carrying value	Level 1	Level 2		Level 3		Total
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	2,086,031.4	2,086,031.4	Rs.	—	Rs.	—	2,086,031.4
Investments held for trading	461,245.3	290,951.1		148,296.2		21,998.0	461,245.3
Investments available for sale debt securities	8,295,487.1	548,944.7		7,608,007.7		138,534.7	8,295,487.1
Securities purchased under agreements to resell	34,178.3	—		34,178.3		—	34,178.3
Loans	26,335,700.9	—		4,988,245.6		21,425,726.3	26,413,971.9
Accrued interest receivable	249,644.5	—		249,592.0		52.5	249,644.5
Separate account assets	955,416.3	808,309.4		147,106.9		—	955,416.3
Other assets	1,942,177.5	24,545.8		1,913,303.2		1,834.8	1,939,683.8
Financial Liabilities :
Interest-bearing deposits	20,688,406.2	—		20,775,875.4		—	20,775,875.4
Non-interest-bearing deposits	3,079,829.4	—		3,079,829.4		—	3,079,829.4
Securities sold under repurchase agreements	56,541.0	—		56,541.0		—	56,541.0
Short-term borrowings	1,313,737.1	—		1,314,424.4		—	1,314,424.4
Accrued interest payable	238,638.8	—		238,638.8		—	238,638.8
Long-term debt	6,648,772.0	—		6,639,457.7		—	6,639,457.7
Accrued expenses and other liabilities	690,851.5	—		688,513.7		2,337.8	690,851.5
Separate account liabilities	955,416.3	—		955,416.3		—	955,416.3
Liabilities on policies in force ( * )	55,544.1	—		55,544.1		—	55,544.1

	As of March 31, 2025
		Estimated fair value
	Carrying value	Level 1	Level 2		Level 3		Total	Carrying value		Estimated fair value
	(In millions)

Financial Assets:
Cash and due from banks, and restricted cash	1,982,929.8	1,982,929.8	Rs.	—	Rs.	—	1,982,929.8	US$	23,211.2	US$	23,211.2
Investments held for trading	625,388.5	340,388.3		250,009.3		34,990.9	625,388.5		7,320.5		7,320.5
Investments available for sale debt securities	9,910,174.3	1,435,936.3		8,360,598.8		113,639.2	9,910,174.3		116,003.4		116,003.4
Securities purchased under agreements to resell	349,210.7	—		349,210.7		—	349,210.7		4,087.7		4,087.7
Loans	28,102,981.8	—		5,801,666.4		22,327,674.8	28,129,341.2		328,959.2		329,267.7
Accrued interest receivable	322,788.9	—		322,729.4		59.5	322,788.9		3,778.4		3,778.4
Separate account assets	1,016,281.4	873,154.4		143,127.0		—	1,016,281.4		11,896.1		11,896.1
Other assets	1,978,448.8	20,404.1		1,950,178.0		2,300.7	1,972,882.8		23,158.7		23,093.6
Financial Liabilities :
Interest-bearing deposits	23,994,357.2	—		24,119,101.2		—	24,119,101.2		280,865.7		282,325.9
Non-interest-bearing deposits	3,116,596.7	—		3,116,596.7		—	3,116,596.7		36,481.3		36,481.3
Securities sold under repurchase agreements	129,190.0	—		129,190.0		—	129,190.0		1,512.2		1,512.2
Short-term borrowings	1,306,013.1	—		1,305,341.6		—	1,305,341.6		15,287.5		15,279.7
Accrued interest payable	258,311.8	—		258,311.8		—	258,311.8		3,023.7		3,023.7
Long-term debt	5,866,163.2	—		5,936,593.3		—	5,936,593.3		68,666.3		69,490.7
Accrued expenses and other liabilities	850,899.0	—		849,510.6		1,388.5	850,899.1		9,960.2		9,960.2
Separate account liabilities	1,016,281.4	—		1,016,281.4		—	1,016,281.4		11,896.1		11,896.1
Liabilities on policies in force ( * )	47,316.6	—		47,316.6		—	47,316.6		553.9		553.9

(*)	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contract